STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Number of Shares:
Balance, beginning	22,240,833	32,292,580		9,216,451
Issued		18,727,769		33,080,629
Exercised	(200,000)	(22,809,908)
Expired		(1,019,608)
Granted	85,255
Cancelled/Forfeited		(4,950,000)		(10,004,500)
Balance, ending	22,126,088	22,240,833		32,292,580
Exercisable	22,126,088	22,240,833
Weighted Average Exercise Price:
Balance, beginning	$ 0.31	$ 0.30		$ 1.82
Issued		0.15		0.20
Exercised	0.15	0.11
Expired		0.07
Granted	0.15
Cancelled/Forfeited		0.40		0.40
Balance, ending	0.32	0.31		$ 0.30
Exercisable	$ 0.32	$ 0.31
Weighted- Average Remaining Contractual Term:
Balance, ending		3 years 8 months 12 days
Exercisable	3 years 2 months 12 days	3 years 8 months 12 days
Aggregate Intrinsic Value:
Exercisable	$ 231 [1]	$ 1,858	[2]
Closing stock price	$ 0.14	$ 0.22

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.14 for our common stock on June 30, 2019.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.22 for our common stock on December 31, 2018.